Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)

                                                      March 5, 2013

VIA EDGAR
----------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

             Re:   AllianceBernstein Cap Fund, Inc.
                   (AllianceBernstein Emerging Markets Equity Portfolio)
                   File Nos. 2-29901 and 811-01716
                   AllianceBernstein Core Opportunities Fund, Inc.
                   File Nos. 333-90261 and 811-09687
                   AllianceBernstein Equity Income Fund, Inc.
                   File Nos. 33-66630 and 811-07916
                   AllianceBernstein Global Real Estate Investment Fund, Inc. File Nos. 333-08153 and 811-07707
                   AllianceBernstein Global Risk Allocation Fund, Inc.
                   File Nos. 2-10988 and 811-00134
                   AllianceBernstein Growth and Income Fund, Inc.
                   File Nos. 2-11023 and 811-00126
                   AllianceBernstein Trust
                   File Nos. 333-51938 and 811-10221
                   -----------------------------------

Ladies and Gentlemen:

      On behalf of the above-referenced AllianceBernstein Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the post-effective amendment to each Fund's registration statement that was filed electronically with the Securities and Exchange Commission on February 28, 2013.


      If you have any questions regarding the foregoing, please call me at the above-referenced number.

                                        Sincerely,

                                        /s/  Jeffrey Schellenger
                                        -------------------------
                                             Jeffrey Schellenger